CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net unrealized gain (loss) arising during the period, tax	₨ 38.7
Net unrealized gain (loss) arising during the period, tax	(11,425.5)	₨ 6,310.3	₨ (3,771.9)
Reclassification adjustment for net (gain)/loss included in net income, tax	₨ (69.5)	₨ 10.0	₨ 103.8